UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #101     Dallas, Texas  75206
(Name and address of agent for service)

Registrant?s telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2006





























Item 1.  Report to Shareholders.

STOCK DIVIDEND FUND, INC.



ANNUAL REPORT
DECEMBER 31, 2006



Stock Dividend Fund, Inc.
8150 N. central Expressway #101
Dallas, Texas 75206
1-800-704-6072



Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended the calendar year 2006 with a Net Asset Value per share of $24.87 after paying a dividend of $0.64 per share on 12/31/06. This is up from a Net Asset Value per share of $21.05 at the beginning of the year. Total Net Assets were $2,654,210 at the beginning of the year and $7,481,031 as of December 31, 2006.

For the year ended December 31, 2006 the Fund?s total return was 21.19% versus 15.62% for the S&P 500.

We look forward to completing our third full year of investment operations and continue to feel that our portfolio provides meaningful value versus the general stock market.

Sincerely,


Laura S. Adams
President





















STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Index Plus Fund from its inception, December 27, 2004 to years ending through 2006. These changes are then compared to a $10,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                      Inception    Year End   Year End   Year End
                     (12/27/04)    2004       2005       2006
                      ---------    --------   --------   --------
Stock Dividend Fund    $10,000     $10,068    $10,738    $13,013
S&P 500 Index          $10,000     $10,015    $10,501    $12,159




$14,000|
$13,000|                             #
$12,000|                             *       #=Stock Dividend Fund
$11,000|                     #  *            *=S&P 500 Index
$10,000|    #  *    #  *
$ 9,000|__________________________________________________________
        (Inception)
        12/17/04    2004     2005





                      5 Day       Annual     Annual     Compounded
                      Return      Return     Return     Average
                       2004        2005       2006      Annual Return
                      ------      ------     ------     -------------
Stock Dividend Fund    0.68%       6.65%     21.19%     13.97%
S&P 500 Index          0.15%       4.85%     15.79%     10.79%










STOCK DIVIDEND FUND, INC.
EXPENSES
DECEMBER 31, 2006

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire year ended December 31, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value Account Value December 31, 2005, December 31, 2005 December 31, 2006 December 31, 2006
           -----------------       -------------      -----------------

Actual            $  1,000          $ 1,211.90               $   9.40

Hypothetical**    $  1,000          $ 1,041.50               $   8.68

*Expenses are equal to the Fund?s annualized expense ratio of 0.85%, multiplied by the average account value over the period.
** Hypothetical return assumes 5% return before expenses.



STOCK DIVIDEND FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006


ASSETS
   Investment securities, at
               value(cost $6,591,548)        $  7,453,795
   Cash                                             9,083
   Accrued interest receivable                          4
   Dividends receivable                            23,382
                                              -----------
              Total assets                      7,486,264
                                              -----------

LABILITIES
   Advisory fees payable                            5,233
                                              -----------
              Total liabilities                     5,233
                                              -----------

NET ASSETS ?
   Equivalent to $24.87 per
   share based on 300,747 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $  7,481,031

============

NET ASSETS CONSIST OF:
  Common stock				         $        301
  Paid-in capital                               6,618,483
  Net unrealized appreciation
   of investments                                 862,247
  Undistributed net investment income                   0
  Undistributed net realized gain on
   investments                                          0
------------
Net assets                                   $  7,481,031
                                             ============















See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

COMMON STOCKS ? 99.64%

Capital Goods ? 18.82%
   Caterpiller                               5875       $    360,314
   Dow	                                 6561            261,784
   Eastman Chemical                          2649            157,112
   Louisiana Pacific				  17220            370,747
   Paccar                                    2452            159,135
   PPG Industries                            1539             98,819
                                                            --------
                                                           1,407,911

Consumer Discretionary ? 9.75%					--------
   Polaris                                   2855            133,700
   Masco                                    10978            327,913
   SuperValu                                 2700             96,525
   Whirlpool                                 2065            171,436
                                                            --------
                                                             729,574

Consumer Staples ? 24.87%						--------
   Altria                                    4585            393,485
   Belo Corp                                11700            214,929
   Deluxe Corp                               6724            169,445
   Gannett                                   2050            123,943
   H&R Block                                11798            271,826
   Idearc                                     282              8,079
   UST                                       4120            239,784
   Universal Corp                            8956            438,934
                                                            --------
                                                           1,860,425

Energy ? 12.47%								--------
   Conoco/Phillips                           7703            554,231
   Chevron Texaco                            2531            186,104
   Petro China                               1366            192,305
                                                            --------
                                                             932,640

Financial ? 13.96%							--------
   Bank of America                           2090            111,585
   First Horizon                             7472            312,180
   J.P. Morgan                               1920             92,736
   Washington Mutual                         8928            406,135
   XL Corp                                   1685            121,354
                                                            --------
                                                           1,043,990

- Continued -


STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2006


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

Healthcare/Pharmaceutical ? 5.87%
   Pfizer                                   10906       $    282,465
   Merck                                     3592            156,611
                                                            --------
                                                             439,076
										--------

Technology/Telecommunications ? 8.06%
   Telecom Corp of New Zealand              14600            393,032
   Verizon                                   5641            210,071
                                                            --------
                                                             603,103
                                                            --------
Utilities ? 5.84%

   DTE Energy                                2499            120,977
   Texas Utilities                           5831            316,099
                                                            --------
                                                             437,076
                                                            --------

   Total common stocks (cost $6,591,548)                   7,453,795
										--------
SHORT-TERM INVESTMENTS ? 0.12%
   Schwab Value Advantage Money Fund
        Bears interest at 4.5%	(cost $9,083)                    9,083
                                                            --------

   Total short-term investments (cost $9,083)                  9,083
                                                            --------

Total investment securities ? 99.76% (cost$6,600,631)      7,462,878

Other assets less liabilities ? 0.24%                         18,153
                                                            --------

Net assets ? 100.00%                                   $   7,481,031
                                                        ============







See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006



INVESTMENT INCOME:
   Dividends                                             $    157,582
   Interest                                                     2,691
                                                         ------------
          Total investment income                             160,273

EXPENSES ?
   Advisory fees                                               34,530
   Misc fee                                              		 27
   Foreign tax paid                                             2,763
                                                         ------------
          Total expenses                                       37,320


          Net investment income                               122,953
   ------------

GAINS ON INVESTMENTS ?
   Net realized gain on investments                            64,395
   Net change in unrealized appreciation of securities        782,190
                                                         ------------
         Net realized and unrealized gain on investments      846,585
------------

   Net increase in net assets resulting from operations  $    969,538
                                                         ============
























See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS



                                             Year Ended   Year Ended
                                      December 31, 2006   Dec. 31, 2005

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $   122,953    $     45,490
   Net realized gain on investments              64,395          13,959
   Net change in unrealized appreciation
        of securities  			            782,190          76,853
          						  -----------    ------------
      Net increase in net assets
          resulting from operations               969,538         136,302


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                      (122,953)        (45,490)
   Net realized gains                          (64,395)        (13,959)
                                            -----------    ------------
         Total Distributions                  (187,348)        (59,449)

CAPITAL SHARE TRANSACTIONS - NET              4,044,631       2,073,343
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                  4,826,821       2,150,196

NET ASSETS, beginning of period               2,654,210         504,014
                                            -----------    ------------

NET ASSETS, end of period                     7,481,031    $  2,654,210
                                            ===========    ============






















See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS


PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                Dec 31, 06   Dec 31, 05   Dec 31, 04(a)
                                  --------    ---------    --------
Net asset value,
  beginning of period             $  21.05    $   20.19    $  20.08
                                  --------    ---------    --------
Income from investment
operations:
  Net investment income               0.56         0.48        0.03
  Net realized and unrealized
  gains on investments 		        3.90         0.86        0.11

                                  --------    ---------    --------
Total income from
  investment operations		        4.46	   1.34        0.14

Less distributions from:
 Net investment income               (0.58)       (0.37)      (0.03)
 Net realized gains                  (0.06)       (0.11)      (0.00)
                                  --------     ---------   --------
                                     (0.64)       (0.48)      (0.03)
Net asset value,
  end of period                   $  24.87    $   21.05    $  20.19
                                  ========    =========    ========

Total Return  (d)                    21.19%        6.65%       0.68%

Net assets, end of period      $ 7,481,031  $ 2,654,210   $  504,014

Ratio of expenses to                  0.86%       0.85%      1.25%(b)
average monthly net assets (c)

Ratio of net investment income        2.83%       2.60%     11.73%(b)
to average monthly net assets

Portfolio turnover rate(annualized)   6.35%      32.85%      0.00%


(a) Calculation of per share data and ratios represents the period from December 27, 2004 (date investment operations commenced) through December 31, 2004.
(b) Per Share data has been annualized for the period.
(c) The Fund?s actual expenses are calculated daily at 0.85% of net asset value (NAV) after December 31, 2004.
(d) Total return has not been annualized for the 2004 period.




See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Stock Dividend Fund, Inc. (the ?Fund?) was incorporated in the State of Texas on April 06, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The Fund had no operations until June 11, 2004, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2004. The effective date of the Fund?s Registration Statement under the Securities Act of 1933 was November 29, 2004.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statement of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.





STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2006, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

3.	CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund?s $0.001 par value common stock were as follows:


                       December 31, 2006    December 31, 2005
                       -------------------  ------------------
                       Shares       Amount  Shares       Amount
Shares sold            167,134  $3,857,283   98,296  $2,013,894
Shares issued in
  reinvestment of
  dividends	          7,533      187,348    2,816      59,449
                       ------     --------  -------  ----------
Net increase 		  174,667    4,044,631  101,112   2,073,343

Beginning of period   126,080    2,574,153   24,968     500,810
                       ------     --------  -------  -----------
End of period         300,747   $6,618,784  126,080  $2,574,153
			 ======	 =========  ======   ===========















STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


4.	INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $4,102,163 and $267,369, respectively, for the year ended December 31, 2006. There were no differences between the financial reporting basis and the income tax basis in the cost or the net unrealized appreciation of the Fund?s investments as of December 31, 2006.

As of December 31, 2006, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Unrealized appreciation
$
914,788
Unrealized depreciation

(52,541)
Net unrealized appreciation
$
862,247

5.	DISTRIBUTION TO SHAREHOLDERS
On December 31, 2006 a distribution of $0.64 per share aggregating $187,348 was paid to the shareholders of record on that date from net investment income and net realized gains.

6.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position significantly different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The Advisor acts as the transfer agent for the Fund.



Proxy Voting Information

Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.









Board of Directors Information

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor       Alpha Hedge
Age 48                             since 2000             Fund, Small
                                                          Cap Value
                                                          Fund


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Tolleson      Alpha Hedge
Age 42                             Wealth Mgmt, Self Emp  Fund, Small
                                   Tax Consultant prior   Cap Value
                                                          Fund

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Alpha Hedge
M.D.                               Dallas Pathology       Fund, Small
Age 43                                                    Cap Value
                                                          Fund

INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Alpha Hedge
Age 45              President      Asset Advisors and     Fund, Small
                    Secretary      Index Plus Fund        Cap Value
                    Treasurer      since 2002, Private    Fund
                                   Investor prior

























Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Stock Dividend Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Stock Dividend Fund, Inc., including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year ended December 31, 2006, the statement of changes in net assets for the years ended December 31, 2006 and 2005, and the financial highlights for the years ended December 31, 2006 and 2005 and for the period from December 27, 2004 (the date investment operations commenced) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Dividend Fund, Inc. as of December 31, 2006, the results of its operations for the year ended December 31, 2006, the changes in net assets for the years ended December 31, 2006 and 2005, and the financial highlights for the years ended December 31, 2006 and 2005 and for the period from December 27, 2004 (the date investment operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

PMB Helin Donovan, LLP


Austin, Texas
January 26, 2007

















Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5.  Audit Committee of listed Registrants.  (Not applicable)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.

Item 12.  Exhibits.

a)	(1)Code of Ethics-Filed with N-CSR and hereby incorporated by reference.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached
b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/22/07